Subsequent Events (Tables) (Subsequent event [Member])	12 Months Ended
Dec. 31, 2012
Subsequent event [Member]
Summarized Results of Operations for Discontinued Operations

Summarized results of operations for discontinued operations, including the discontinued operations disclosed in Note 4, are as follows:

	Year Ended December 31,
(IN MILLIONS)	2012	2011	2010
Revenues	$22	$25	$31
Operating loss	(10)	(2)	(27)
Loss from operations before income taxes	(10)	(2)	(27)
Benefit for income taxes	4	1	9

Loss from operations	(6)	(1)	(18)
Net (loss)/income attributable to noncontrolling interests	(1)	1	1
Gain/(Loss) on sale, net of tax(1)	—	1	(5)

(Loss)/Income from discontinued operations, net of tax	$(7)	$1	$(22)